Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	HOME LOAN SERVICING SOLUTIONS, LTD.
Entity Central Index Key	0001513161
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 36,458,000	$ 283,000	$ 300,000
Match funded advances	430,040,000
PREPAID EXPENSES AND OTHER ASSETS		2,860,003	13,750
Notes receivable - Rights to MSRs	70,175,000
Other assets	23,986,000	2,860,000
TOTAL ASSETS	560,659,000	3,143,000	313,750
LIABILITIES
Match funded liabilities	368,467,000
Accrued expenses		1,647,052	31,326
Dividends payable	1,420,000
Due to affiliates		1,487,090
Other liabilities	8,696,000	3,134,000
TOTAL LIABILITIES	378,583,000	3,134,000	31,326
COMMITMENTS AND CONTINGENCIES
Equity
Equity - value	142,000	200	200
Additional paid-in capital	179,285,000	300,000	300,000
Deficit accumulated during the development stage	3,214,000	(291,000)	(17,576)
Accumulated other comprehensive income (loss)	(565,000)
Total equity	182,076,000	9,000	282,000
Total liabilities and equity	$ 560,659,000	$ 3,143,000	$ 313,750

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity - par value	$ 0.01	$ 0.01	$ 0.01
Equity - Shares authorized	200,000,000	5,000,000	5,000,000
Equity - shares issued	14,197,218	20,000	20,000
Equity - Shares outstanding	14,197,218	20,000	20,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Revenue
Interest income - notes receivable - Rights to MSRs		$ 10,580,000		$ 13,525,000
Interest income - other		103,000		136,000
Total interest income		10,683,000		13,661,000
Other revenue		744,000		995,000
Total revenue		11,427,000		14,656,000
Operating expenses
Compensation and benefits		1,029,000		1,425,000
Organization costs	17,576					273,317	290,893
General and administrative expenses		715,000	17,000	946,000	44,000
Total operating expenses	17,576	1,744,000	17,000	2,371,000	44,000	273,317	290,893
Income (loss) from operations	(17,576)	9,683,000	(17,000)	12,285,000	(44,000)	(273,317)	(290,893)
Other expense
Interest expense		4,964,000		6,255,000
Total other expense		4,964,000		6,255,000
INTEREST INCOME						201	201
Income (loss) before income taxes		4,719,000	(17,000)	6,030,000	(44,000)
Income tax expense		60,000		77,000
Net income (loss)	$ (17,576)	$ 4,659,000	$ (17,000)	$ 5,953,000	$ (44,000)	$ (273,116)	$ (290,692)
Earnings (loss) per share
Basic		$ 0.33	$ (0.83)	$ 0.65	$ (2.19)
Diluted		$ 0.33	$ (0.83)	$ 0.65	$ (2.19)
NET LOSS PER SHARE - Basic and Diluted	$ (13.18)					$ (13.66)
Weighted average ordinary shares outstanding
OUTSTANDING - Basic and Diluted	1,334					20,000
Basic		14,194,370	20,000	9,191,172	20,000
Diluted		14,194,370	20,000	9,191,172	20,000

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Net income (loss)	$ 4,659,000		$ (17,000)		$ 5,953,000		$ (44,000)
Other comprehensive income (loss), net of tax:
Change in the value of designated cash flow hedges	(849,000)	[1]		[1]	(565,000)	[1]		[1]
Total other comprehensive income (loss), net of tax	(849,000)				(565,000)
Comprehensive income (loss)	$ 3,810,000		$ (17,000)		$ 5,388,000		$ (44,000)

[1]	Because the associated derivative financial instruments are held in an entity that is not subject to income tax, there is no income tax on the change in the value of the designated cash flow hedges.

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Nov. 30, 2010
Net income	$ (17,576)			$ (17,576)
Issuance of ordinary shares, net of costs (in shares)		20,000
Issuance of ordinary shares, net of costs	300,000	200	300,000
Balance, shares	20,000	20,000
Balance at Dec. 31, 2010	282,000	200	300,000	(18,000)
Net income	(44,000)			(44,000)
Other comprehensive income, net of tax
Total comprehensive income	(44,000)
Balance at Jun. 30, 2011	238,000		300,000	(62,000)
Balance at Dec. 31, 2010	282,000			(18,000)
Net income	(273,116)			(273,116)
Balance, shares	20,000	20,000
Balance at Dec. 31, 2011	9,000	200	300,000	(291,000)
Net income	5,953,000			5,953,000
Other comprehensive income, net of tax	(565,000)				(565,000)
Total comprehensive income	5,388,000
Issuance of ordinary shares, net of costs (in shares)		142
Issuance of ordinary shares, net of costs	182,063,000		181,921,000
Declaration of cash dividends	(5,384,000)		(2,936,000)	(2,448,000)
Balance, shares	14,197,218
Balance at Jun. 30, 2012	$ 182,076,000	$ 142	$ 179,285,000	$ 3,214,000	$ (565,000)

Statement of Cash Flows (USD $)	1 Months Ended	6 Months Ended		12 Months Ended	13 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (17,576)	$ 5,953,000	$ (44,000)	$ (273,116)	$ (290,692)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs		2,271,000
Prepaid expenses and other assets	(13,750)			69,834	56,084
Accrued expenses and due to affiliates	31,326			186,729	218,055
Changes in assets and liabilities:
Decrease in match funded advances		75,559,000
Decrease in other assets		343,000	11,000
Increase in other liabilities		6,910,000	30,000
Net cash provided by (used in) operating activities		91,036,000	(3,000)	(16,553)	(16,553)
Cash flows from investing activities
Purchase of notes receivable - Rights to MSRs		(73,691,000)
Reduction in notes receivable - Rights to MSRs		3,516,000
Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable - Rights to MSRs		(168,927,000)
Net cash used in investing activities		(239,102,000)
Cash flows from financing activities
Proceeds from match funded liabilities		10,131,000
Issuance of ordinary shares	300,000	182,063,000			300,000
Payment of debt issue costs		(3,989,000)
Proceeds from issuance of ordinary shares		185,994,000
Payment of offering costs		(3,931,000)
Payment of dividends to shareholders		(3,964,000)
Net cash provided by financing activities	300,000	184,241,000			300,000
NET INCREASE (DECREASE) IN CASH	300,000	36,175,000	(3,000)	(16,553)	283,000
CASH - Beginning of period		283,000	300,000	300,000
CASH - End of period	300,000	36,458,000	297,000	283,000	283,000
NON-CASH FINANCING ACTIVITIES:
Deferred offering costs				$ 2,763,307	$ 2,763,307

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	13 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Home Loan Servicing Solutions, Ltd. was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances. Home Loan Servicing Solutions, Ltd. conducts these operations through its wholly owned subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC. Unless otherwise stated, all references to “HLSS,” “us,” “our,” “we,” the “Company” and similar designations refer to Home Loan Servicing Solutions, Ltd. and its consolidated subsidiaries. HLSS is headquartered in the Cayman Islands and has offices in Atlanta, Georgia and West Palm Beach, Florida.

Our business strategy focuses on acquiring mortgage servicing assets. We do not originate or purchase mortgage loans, and as a result, we are not subject to the risk of loss related to the origination or ownership of mortgage loans. Because we have not received the necessary approvals and consents (the “Required Third Party Consents”) to become the named servicer of the mortgage servicing rights, we instead acquired from Ocwen Loan Servicing, LLC, a wholly-owned subsidiary of Ocwen Financial Corporation (collectively “Ocwen”) the rights to receive the servicing fees which we refer to as “Rights to MSRs”. Accordingly, Ocwen will continue to service the mortgage loans and will receive compensation from us for its servicing activities. Upon receipt of the Required Third Party Consents, Ocwen will transfer legal ownership of the mortgage servicing rights to us without any additional payment. We intend to pursue the Required Third Party Consents for our initial portfolio and for future acquisitions. Whether we acquire mortgage servicing rights or Rights to MSRs, we also acquire servicing advances and other associated assets. We do not believe that whether we directly own mortgage servicing rights or the related Rights to MSRs materially affects our business strategy or economic performance.

On March 5, 2012, we completed an initial public offering (“IPO”) and a concurrent private placement of our ordinary shares from which we raised cash of $184,300 (the “Offerings”). Immediately thereafter, on March 5, 2012, we used $149,798 to acquire certain assets, net of assumed liabilities, from Ocwen (the “Initial Acquisition”). The acquired assets related to mortgage servicing rights with respect to 116 pooling and servicing agreements with unpaid principal balance (“UPB”) of approximately $15.2 billion as of March 5, 2012 (the “Initial Mortgage Servicing Rights”). After closing, the purchase price paid was adjusted to $138,792 as further described in Note 2.

Prior to March 5, 2012, the Company was a development stage enterprise. Because we commenced operations on March 5, 2012, the condensed consolidated statement of cash flows for the six months ended June 30, 2012 do not include six full months of operating activities. Accordingly, our cash flows for the six months ended June 30, 2012 are not necessarily indicative of the results to expect for a full six month period or for the entire year ending December 31, 2012.

Basis of Presentation

We prepared the accompanying unaudited Interim Consolidated Financial Statements in conformity with the instructions of the Securities and Exchange Commission (“SEC”) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In our opinion, the accompanying unaudited financial statements contain all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation. The results of operations and other data for the three and six months ended June 30, 2012 are not necessarily indicative of the results to expect for any other interim period or for the entire year ending December 31, 2012. A user of the unaudited Condensed Interim Consolidated Financial Statements presented herein should read them in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our final prospectus dated February 28, 2012. We derived December 31, 2011 condensed balance sheet data from audited financial statements, but within this filing do not include all disclosures required by GAAP. The preparation of financial statements in conformity with GAAP requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates. Material estimates that are particularly significant relate to our fair value measurements of Notes receivable — Rights to MSRs.

Principles	of Consolidation

Our financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned subsidiaries, as well as a variable interest entity (“VIE”) of which we are the primary beneficiary. We eliminate intercompany accounts and transactions in consolidation.

Variable Interest Entities

We evaluate each special purpose entity (“SPE”) for classification as a VIE. When an SPE meets the definition of a VIE and we determine that HLSS is the primary beneficiary, we include the SPE in our Interim Condensed Consolidated Financial Statements.

The servicing advances that we acquired in connection with the Initial Acquisition are in an SPE created in connection with the match funded financing facility that we assumed. We have determined that this SPE is a VIE of which we are the primary beneficiary. The accounts of this SPE are included in our Interim Condensed Consolidated Financial Statements. See Note 2 for further discussion of the acquired SPE.

Match funded advances on loans serviced for others result from our transfers of residential loan servicing advances to an SPE in exchange for cash. This SPE issues debt supported by collections on the transferred advances. We made these transfers under the terms of our amended and restated advance facility agreements with Barclays Bank Plc we assumed from Ocwen in connection with the Initial Acquisition (the “Advance Facility”). These transfers do not qualify for sales accounting because we retain control over the transferred assets. As a result, we account for these transfers as financings and classify the transferred advances on our Interim Condensed Consolidated Balance Sheet as Match funded advances and the related liabilities as Match funded liabilities. We use collections on the advances pledged to the SPE to repay principal and to pay interest and the expenses of the entity. Holders of the debt issued by this entity can look only to the assets of the entity itself for satisfaction of the debt and have no recourse against HLSS.

The following table summarizes the assets and liabilities of the SPE formed in connection with our match funded advance facility, at the dates indicated:

	June 30, 2012	December 31, 2011
Match funded advances	$430,040	$—
Other assets(1)	19,492	—

Total assets	$449,532	$—

Match funded liabilities	$368,467	$—
Other liabilities	511	—

Total liabilities	$368,978	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

Cash

Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days and less. There were no restrictions on the use of the cash balance as of June 30, 2012 and December 31, 2011.

Servicing Activities and Advances

Residential mortgage loan servicers manage the billing, collections and loss mitigation activities associated with mortgage loans that are originated by banks or other lenders. Servicers send borrowers monthly account statements, collect monthly mortgage payments, remit such payments to the owner of the mortgage loan, answer customer service inquiries and maintain custodial accounts to hold borrower payments of principal and interest and amounts received from borrowers to pay real estate taxes and insurance with respect to the properties securing the mortgage loans and pay such real estate taxes and insurance premiums from the custodial accounts. A servicer will also remit collections on the mortgage loans from the custodial accounts to the trustee of the applicable securitization trust to make payments on the related mortgage-backed securities, and prepare and deliver monthly and annual reports to the trustee. A servicer may also be required to advance its own funds to cover shortfalls in collections of principal and interest from borrowers, to pay property and casualty insurance premiums and real estate taxes on a property and to cover the costs associated with protecting or foreclosing on a property. If borrowers become delinquent on loans, the servicer generally may conduct loss mitigation activities to reduce loan delinquencies and losses by working with borrowers to collect payments and modify loans or enforce the lenders’ remedies, which may include initiating foreclosure procedures and selling the properties.

Servicing Advances

Servicing advances generally fall into one of three categories:

•

“Principal and Interest Advances” are cash payments made by the servicer to the owner of the mortgage loan to cover scheduled payments of principal and interest on a mortgage loan that have not been paid on a timely basis by the borrower.

•

“Taxes and Insurance Advances” are cash payments made by the servicer to third parties on behalf of the borrower for real estate taxes and insurance premiums on the property that have not been paid on a timely basis by the borrower.

•

“Corporate Advances” are cash payments made by the servicer to third parties for the costs and expenses incurred in connection with the foreclosure, preservation and sale of the mortgaged property, including attorneys’ and other professional fees.

Servicing advances are usually reimbursed from amounts received with respect to the related mortgage loan, including payments from the borrower or amounts received from the liquidation of the property securing the loan, which is referred to as “loan level recovery.” Servicers generally have the right to cease making servicing advances on a loan if they determine that advances are not recoverable at the loan level. With respect to the Rights to MSRs that we own, Ocwen makes this determination in accordance with its stop advance policy. In the event that loan level recovery is not sufficient to reimburse the servicer in full for servicing advances made with respect to a mortgage loan, our pooling and servicing agreements provide that the servicer is entitled to be reimbursed from collections received with respect to other loans in the same securitized mortgage pool, which is referred to as “pool level recovery.” We do not receive interest on servicing advances.

We are obligated to purchase the servicing advances made by Ocwen during the period of time prior to the transfer of legal ownership of the Initial Mortgage Servicing Rights to us, and when an Initial Mortgage Servicing Right is transferred to us, we will become directly obligated to the related trustee to make any servicing advances required pursuant to the related pooling and servicing agreements. Servicing advances serve as collateral under the terms of the Advance Facility.

We record a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration the projected collections under the applicable loan or pool relative to the advances outstanding and the projected future advances. However, the servicer is generally only obligated to advance funds to the extent that it believes the advances are recoverable from expected proceeds from the loan. We assess collectability using proprietary cash flow projection models which incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.

Notes Receivable — Rights to MSRs and Interest Income

We structured the purchase of the Rights to MSRs to convey to HLSS all the rights and rewards of ownership of MSRs absent the necessary approvals and allow us to become the named servicer under the applicable pooling and servicing agreements; however, until we receive the Required Third Party Consents, Ocwen will remain the named servicer of the related mortgage servicing rights. Accounting Standards Codification (“ASC”) 860, Transfers and Servicing, specifically prohibits accounting for a transfer of servicing rights as a sale if legal title to such servicing rights has not passed to the purchaser. As a result, prior to receiving the Required Third Party Consents related to the Initial Mortgage Servicing Rights, we are required to account for the purchase of the Rights to MSRs as a financing. We initially recorded the Notes receivable — Rights to MSRs at the purchase price of the Rights to MSRs. We amortize the Notes receivable — Rights to MSRs using the prospective interest method of accounting. At each reporting date, we calculate the present value of the net cash flows related to the then outstanding UPB of the underlying Initial Mortgage Servicing Rights and adjust the carrying value of the Notes receivable — Rights to MSRs to this amount. The change in the carrying value of the Notes receivable — Rights to MSRs reduces the net servicing fees received by us with respect to the Initial Mortgage Servicing Rights and the servicing fees paid to Ocwen with respect to the Initial Mortgage Servicing Rights. We record the resulting amount as interest income. Interest income is our primary source of income prior to receiving the Required Third Party Consents. See Note 9 for more information about how we calculate Interest income — notes receivable — Rights to MSRs.

Other than transfer of legal title, we believe we meet all the other sales treatment criteria under ASC 860 for the transfer of the Initial Mortgage Servicing Rights. If we obtain the Required Third Party Consents and become the legal owner of any Initial Mortgage Servicing Right:

•	we will be contractually obligated to service the mortgage loans underlying such Initial Mortgage Servicing Right in accordance with the related pooling and servicing agreement;

•

Ocwen will be contractually obligated to us pursuant to the subservicing agreement between HLSS and Ocwen to perform substantially all of the servicing functions it currently performs on our behalf relating to such Initial Mortgage Servicing Right, other than maintaining custodial accounts, remitting amounts from the custodial accounts and funding servicing advances pursuant to the terms of the related pooling and servicing agreement, which are functions for which we will be responsible; and

•

we will account for the remaining balance of the Notes receivable — Rights to MSRs related to such Initial Mortgage Servicing Rights as mortgage servicing rights to the extent we have received the Required Third Party Consents to transfer legal ownership of such mortgage servicing rights to us and will begin recording Servicing Fee Revenue related to the mortgage servicing right rather than Interest income — notes receivable — Rights to MSRs.

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Since we are not the named servicer for the mortgage loans underlying the Rights to MSRs, Ocwen will continue to be the named servicer for these loans and will receive the servicing fee associated with the Initial Mortgage Servicing Rights; however, Ocwen pays these servicing fees to us under the terms of the Purchase Agreement and related sale supplement described in Note 2. We pay Ocwen a monthly base fee equal to 12% of the servicing fees collected each month. The monthly base fee payable to Ocwen varies from month to month based on the level of collections of principal and interest for the mortgage loans serviced. In addition to the monthly base fee, Ocwen retains any ancillary income (excluding investment income earned on any custodial accounts) payable to the servicer pursuant to the related pooling and servicing agreements. Ocwen also receives a performance based incentive fee to the extent the Servicing Fee Revenue that it collects for any given month exceeds the sum of the monthly base fee and the retained fee.

The amount, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, used to calculate the retained fee is a contractually agreed upon amount. If we do not receive an amount equal to the retained fee in any given month, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, this creates a shortfall in our targeted gross servicing margin percentage. Should this occur, Ocwen will not earn a performance based incentive fee for any month that there is such a shortfall, or in any subsequent month, until we have recovered such shortfall from amounts that would otherwise be available to pay future performance based incentive fees to Ocwen.

The performance based incentive fee payable in any month will be reduced by an amount equal to 6.5% per annum of the amount of any such excess servicing advances if the advance ratio exceeds a predetermined level for that month.

Derivative Financial Instruments

We are party to interest rate swap agreements that we recognize on our Interim Condensed Consolidated Balance Sheet at fair value within other liabilities. On the date we entered into the interest rate swap agreements, we designated and documented them as hedges of the variable cash flows payable for floating rate interest expense on our borrowings (cash flow hedge). To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the hedged exposure. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the derivatives’ effectiveness and expected effectiveness in offsetting the changes in the fair value or the cash flows of the hedged items. To assess effectiveness, we use statistical methods, such as regression analysis, as well as nonstatistical methods including dollar-offset analysis. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item.

If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.

See Note 8 for additional information regarding our interest rate swap agreements.

Match Funded Liabilities

The Advance Facility currently finances all of the outstanding advances associated with the Initial Mortgage Servicing Rights. Match funded liabilities are a form of non-recourse debt that are collateralized by the servicing advances. The investor in the notes issued under this facility is Barclays Bank PLC. Our Match funded liability balance is driven primarily by the level of servicing advances and the advance borrowing rate, which is defined as the collateral value of servicing advances divided by total servicing advances. The advance borrowing rates, which are different for each type of six advance types, were set at levels that enabled each class of notes issued pursuant to the advance financing facility to meet ratings criteria as determined by Standard & Poor’s.

Under the terms of the related indenture, the SPE created in connection with the Advance Facility are subject to various qualitative and quantitative covenants. We believe that we are currently in compliance with these covenants.

•	Restrictions on future investments and indebtedness;

•	Restrictions on sale or assignment of Match funded advances and

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying the indenture.

Interest Income — Other

Interest income — Other includes interest earned on mortgage loan payments and payoff collections not yet remitted either to the securitization trust that owns the mortgage loan or to pay real estate taxes and insurance premiums with respect to the related mortgaged properties. Mortgage loan payments are usually due from the borrower between the first and fifteenth days of the month. Remittance to the securitization trust typically occurs between the eighteenth and twenty-fourth days of each month. Until remitted to the securitization trust, these payments reside in interest bearing custodial accounts controlled by the servicer and we invest these amounts in accordance with the pooling and servicing agreements and our investment policy. Pursuant to the Purchase Agreement, we are entitled to receive from Ocwen any custodial account earnings related to the Rights to MSRs even though we will not have custody of those accounts until legal ownership of the related Initial Mortgage Servicing Rights is transferred to us.

Other Revenue

Other revenue consists of amounts due to us from Ocwen under the terms of the Ocwen Professional Services Agreement. Under the Ocwen Professional Services Agreement, we receive revenue for providing certain services to Ocwen, which include valuation analysis of mortgage servicing rights, treasury management and other similar services. See Note 13 for more information regarding our related party transactions.

Operating Expenses

Our operating expenses consist largely of compensation and benefits for our employees and fees payable to members of our Board of Directors. In addition, we incur expenses for facilities, technology, communication and other expenses typical of public companies, including audit, legal and other professional fees. Altisource Portfolio Solutions, S.A. (“Altisource”) provides some of these administrative services pursuant to the Altisource Administrative Services Agreement. General and administrative expenses also include expenses related to the services we provide to Ocwen, and the services provided by Ocwen to us, under the Ocwen Professional Services Agreement. See Note 13 for more information regarding our related party transactions.

Organization Costs

Until the closing of the Offerings we were a development stage enterprise, and we classified our expenses as “Organization costs.” These organization costs include legal and accounting fees, registration fees and other costs incurred during the development stage to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries. We expensed these costs as incurred. Organization costs were approximately $123 and $44 for the six months ended June 30, 2012 and 2011, respectively, and are included in General and administrative expenses. We did not incur additional organization costs after the Offerings, so there were no incremental organization costs in the three months ended June 30, 2012 ($17 for the comparable 2011 period).

Interest Expense

We primarily finance servicing advances with Match funded liabilities that accrue interest. Interest expense also includes amortization of deferred financing costs, non-use fees and any hedge related costs.

Interest expense is sensitive to the Match funded advance balance which is driven primarily by the delinquency rates and amount of UPB serviced. The speed at which delinquent loans are resolved affects our interest expense. For example, slower resolution of delinquencies will result in higher servicing advance balances and higher interest expense. In order to mitigate the interest expense impact of higher servicing advance balances, we reduce the performance based servicing fee payable to Ocwen in any month in which the advance ratio exceeds a predetermined level for that month. Additionally, we executed a hedging strategy designed to largely neutralize the impact of changes in interest rates over time. Our objective is to utilize hedges in an amount equal to our net exposure to interest rate increases on our Match funded liabilities, which bear interest at floating interest rates, after taking into account our expected interest earning account balances, which partially offset the impact of rising interest rates. If interest rates decline, the value of our hedges would decline. Should our hedging strategy prove ineffective or if we are not able to hedge all of our interest rate risk, rising interest rates would lead to higher interest expense.

Income Taxes

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation; however, our U.S.-based subsidiary, HLSS Management, LLC, is subject to U.S. taxation.

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. As of June 30, 2012, we had no deferred tax assets or liabilities.

Basic and Diluted Earnings per Share

We calculate basic earnings per share by dividing net income or loss by the weighted average ordinary shares outstanding for the period. For the three and six months ended June 30, 2012 and 2011, there were no ordinary share equivalents or other securities that could potentially dilute basic earnings per share.

Dividends

When our Board of Directors declares cash dividends, we record a payable and charge retained earnings for the total amount of the dividends declared. If we lack sufficient retained earnings to pay the full amount of dividends declared we charge the excess amount to additional paid-in capital.

Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) 2011-04 (ASC 820, Fair Value Measurement): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.    The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and prescribe certain additional disclosures about fair value measurements, including: for fair value measurements within Level 3 of the fair value hierarchy, disclosing the valuation process used and the sensitivity of fair value measurement to changes in unobservable inputs; and for items not carried at fair value but for which fair value must be disclosed, categorization by level of the fair value hierarchy. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements. See Note 3 for our fair value disclosures.

ASU 2011-05 (ASC 220, Comprehensive Income): Presentation of Comprehensive Income.    Previously U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminates that option. This ASU also requires consecutive presentation of the statement of net income and other comprehensive income and requires that an entity present reclassification adjustments from other comprehensive income to net income by component on the face of both the statement in which net income is presented and the statement in which other comprehensive income is presented. Issued on December 23, 2011, ASU 2011-12 defers indefinitely the provision regarding the presentation of reclassification adjustments. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation — The accompanying consolidated financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned U.S. subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC (collectively herein referred to as the “Company”). All intercompany balances and transactions are eliminated upon consolidation.

Use of Estimates — The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Cash and cash equivalents include both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days or less. There were no restrictions on the use of the cash and cash equivalents balance of as of December 31, 2011 and 2010.

Prepaid Expenses and Other Assets — Prepaid expenses and other assets include legal and other professional fees of $2,777,057 incurred directly related to a planned future equity offering. These costs are expected to be paid from the proceeds of the initial public offering and will be charged to equity upon funding of the transaction.

Organization Costs — Organization costs include legal fees, registration fees and other costs incurred to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries and are expensed as incurred.

Income Taxes — The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation. Our U.S.-based subsidiary, HLSS Management, LLC is subject to U.S. taxation, however there was no income related to the U.S.-based subsidiary since the inception of the Company and its subsidiaries.

Earnings (Loss) Per Share (“EPS”) — Basic EPS is calculated by dividing net income or loss by the weighted-average ordinary shares outstanding. As of December 31, 2011 and 2010, there were no common stock equivalents or other securities that could potentially dilute basic EPS.

ASSETS ACQUIRED AND LIABILITIES ASSUMED	6 Months Ended
Jun. 30, 2012
ASSETS ACQUIRED AND LIABILITIES ASSUMED
2.	ASSETS ACQUIRED AND LIABILITIES ASSUMED

On March 5, 2012, we used a portion of the net proceeds from the Offerings to purchase the following:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 116 pooling and servicing agreements with UPB of approximately $15.2 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each Initial Mortgage Servicing Right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Initial Mortgage Servicing Rights);

•	the outstanding servicing advances associated with the related pooling and servicing agreements; and

•	other assets related to the foregoing (collectively, the forgoing represent the “Initial Purchased Assets”).

We completed the Initial Acquisition pursuant to a master servicing rights purchase agreement (the “Purchase Agreement”) and a related sale supplement, each dated February 10, 2012. Pursuant to the Advance Facility, we also assumed a related match funded servicing advance financing facility from Ocwen effective upon the closing of the Initial Acquisition. At closing on March 5, 2012, HLSS paid cash of $149,798 to Ocwen for the estimated purchase price of the Initial Purchased Assets (net of assumed liabilities), subject to certain closing adjustments. The purchase price for the Rights to MSRs was based on the value of such assets at the time HLSS entered into the Purchase Agreement and the estimated outstanding UPB of the underlying mortgage loans at closing. The purchase price for the associated servicing advances and other assets was equal to the net consolidated book value, which approximated fair value, as of the purchase date of all assets and liabilities of the special purpose entities established in connection with the advance financing facility that owns these servicing advances. HLSS paid Barclays Bank PLC, an affiliate of Barclays Capital Inc., a conversion fee of $3,989 related to our assumption of the existing advance financing facility.

On March 31, 2012, HLSS and Ocwen, pursuant to the terms of the Purchase Agreement, agreed to a final purchase price of $138,792 for the Initial Purchased Assets (net of assumed liabilities of $359,176), reflecting post-closing adjustments of $11,006 that principally resulted from declines in Match funded advances. See Note 13 for more information regarding our related party transactions.

We recorded the assets acquired and liabilities assumed at their purchase price on the acquisition date, which approximates their fair value as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

On April 26, 2012, we executed an amendment to the Advance Facility providing us with the ability to add and remove designated servicing agreements from the facility.

On May 1, 2012, we completed an acquisition from Ocwen of additional mortgage servicing assets (“Flow One”). A summary of the purchase price and sources of funding follows below:

•

the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 14 pooling and servicing agreements with UPB of approximately $2.9 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Flow One Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the Flow One purchase pursuant to a master servicing rights purchase agreement (the “Purchase Agreement”), dated February 10, 2012, and an additional sale supplement, dated May 1, 2012. The initial purchase price for the Transaction was $103,826. To finance that amount, we used $25,940 in cash and borrowed $77,886 under an existing servicing advance facility with Barclays Bank PLC against the $92,593 in servicing advances associated with the Rights to MSRs.

The final purchase price was $103,458 including a $368 adjustment which is the only adjustment to the purchase price as of June 30, 2012.

See Note 13 for more information regarding our related party transactions. We recorded the assets acquired and liabilities assumed at their purchase price on the acquisition date, which approximates their fair value as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826

The cash used to purchase the Match funded advances is presented, net of liabilities assumed in the Initial Acquisition, within the “Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable — Rights to MSRs” of the condensed consolidated statement of cash flows.

We established the value of the Notes receivable — Rights to MSRs based on an appraisal prepared with the assistance of an independent valuation firm. We summarize the most significant assumptions used in the appraisal below:

•	Discount rates reflecting the risk of earning the future income streams from the Notes receivable — Rights to MSRs ranging from 14% to 22%.

•	Interest rate used for calculating the cost of servicing advances of 1-Month LIBOR + 4%.

•	Mortgage loan prepayment projections ranging from 12% to 25% of the related mortgage lifetime projected prepayment rate.

•	Delinquency rate projections ranging from 15% to over 35% of the aggregate unpaid balance of the underlying mortgage loans.

The independent valuation firm reviewed the collateral attributes and the historical payment performance of the underlying mortgage servicing portfolio and compared them with similar mortgage servicing portfolios and with standard industry mortgage performance benchmarks to arrive at the assumptions set forth above. The selected collateral attributes and performance comparisons utilized were the voluntary prepayment performance, delinquency and foreclosure performance, operational cost comparison, average loan balance, weighted average coupon and note rate distribution, loan product type classification, geographic distribution and servicing advance behavior.

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

We estimate fair value based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels and gives the highest priority to Level 1 inputs and the lowest to Level 3 inputs.

The three broad categories are:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3: Unobservable inputs for the asset or liability.

Where available, we utilize quoted market prices or observable inputs rather than unobservable inputs to determine fair value. We classify assets in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts and the estimated fair values of our financial instruments are as follows at the dates indicated:

	June 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$36,458	$36,458	$283	$283
Notes receivable — Rights to MSRs	70,175	70,175	—	—
Other assets	13,132	13,132	—	—

Total financial assets	119,765	119,765	283	283

Financial liabilities:
Derivative financial instruments	565	565	—	—

Total financial liabilities	565	565	—	—

We describe the methodologies that we use and key assumptions that we make to estimate the fair value of instruments in more detail below:

Cash

The carrying amount reported for cash at June 30, 2012 and December 31, 2011 approximates fair value due to the short-term nature of this asset. Cash is a level 1 financial asset.

Notes Receivable — Rights to MSRs

We established the value of the Notes Receivable — Rights to MSRs based on an appraisal prepared with the assistance of an independent valuation firm. We prepare this appraisal on a quarterly basis. Significant inputs into the valuation include the following:

•	Discount rates reflecting the risk of earning the future income streams from the Notes receivable — Rights to MSRs ranging from 14% to 22%.

•	Interest rate used for calculating the cost of servicing advances of 1-Month LIBOR + 4%.

•	Mortgage loan prepayment projections ranging from 12% to 25% of the related mortgage lifetime projected prepayment rate.

•	Delinquency rate projections ranging from 15% to over 35% of the aggregate unpaid balance of the underlying mortgage loans.

The independent valuation firm reviewed the collateral attributes and the historical payment performance of the underlying mortgage servicing portfolio and compared them with similar mortgage servicing portfolios and with standard industry mortgage performance benchmarks to arrive at the assumptions set forth above. The selected collateral attributes and performance comparisons utilized were the voluntary prepayment performance, delinquency and foreclosure performance, operational cost comparison, average loan balance, weighted average coupon and note rate distribution, loan product type classification, geographic distribution and servicing advance behavior.

The unobservable inputs that have the most significant effect on the fair value of Notes receivable — Rights to MSRs are the mortgage loan prepayment rate projections and the interest rate projections; however, any significant increase (decrease) in discount rates, interest rates, mortgage loan prepayment projections or delinquency rate projections, each in isolation, would result in a substantially lower (higher) valuation.

Other Assets

Other assets include debt service accounts and cash collateral held by the counterparty to our interest rate swap agreements. The debt service accounts represent cash and cash equivalents held by the trustee of our advance funding facility. The carrying amount reported for these other assets at June 30, 2012 approximates fair value due to the short-term nature of these assets.

Derivative Financial Instruments

Our derivatives are not exchange-traded and therefore quoted market prices or other observable inputs are not available. The fair value of our interest rate swap agreements are based on certain information provided by third-party pricing sources. Third-party valuations are derived from proprietary models based on inputs that include yield curves and contractual terms such as fixed interest rates and payment dates. Although we do not adjust the information obtained from the third-party pricing sources, we review this information to ensure that it provides a reasonable basis for estimating fair value. Our review is designed to identify information that appears stale, information that has changed significantly from the prior period, and other indicators that the information may not be accurate. See Note 8 for additional information on our derivative financial instruments.

The following table presents assets and liabilities measured at fair value categorized by input level within the fair value hierarchy:

	Fair value	Level 1	Level 2	Level 3
At June 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$36,458	$36,458	$—	$—
Notes receivable — Rights to MSRs	70,175	—	—	70,175
Other assets	13,132	13,132	—	—

Total assets	$119,765	$49,590	$—	$70,175

Liabilities:
Derivative financial instruments	565	—		565

Total liabilities	$565	$—	$—	$565

We held no Level 3 assets or liabilities prior to the Initial Acquisition, on March 5, 2012. The following tables present reconciliations of the changes in fair value of our Level 3 assets, which we measure at fair value on a recurring basis:

For the three months ended June 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments

Beginning balance	$61,674	$284

Purchases and reductions:
Purchases	11,233	—
Reductions	2,732	—

	70,175	284

Changes in fair value:
Included in net income	—	—
Included in other comprehensive income (loss)	—	(849)

	—	(849)

Transfers in or out of Level 3	—	—

Ending balance	$70,175	$(565)

For the six months ended June 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments

Beginning balance	$—	$—

Purchases and reductions:
Purchases	73,691	—
Reductions	3,516	—

	70,175	—

Changes in fair value:
Included in net income	—	—
Included in other comprehensive income (loss)	—	(565)

	—	(565)

Transfers in or out of Level 3	—	—

Ending balance	$70,175	$(565)

MATCH FUNDED ADVANCES	6 Months Ended
Jun. 30, 2012
MATCH FUNDED ADVANCES
4.	MATCH FUNDED ADVANCES

Match funded advances on residential loans we service for others, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at the dates indicated:

	June 30, 2012	December 31, 2011
Principal and interest	$106,030	$—
Escrow advances	231,469	—
Corporate advances	92,541	—

	$430,040	$—

OTHER ASSETS	6 Months Ended
Jun. 30, 2012
OTHER ASSETS
5.	OTHER ASSETS

Other assets consisted of the following at the dates indicated:

	June 30, 2012	December 31, 2011
Debt service accounts(1)	$11,157	$—
Receivables from related parties(2)	2,260	—
Prepaid lender fees and debt issuance costs, net(3)	8,572	—
Interest-earning collateral deposits(4)	1,975	—
Other(5)	22	2,860

	$23,986	$2,860

(1)	Under our advance funding facility, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. We do not use the collected funds to reduce the related match funded debt until the payment dates specified in the indenture. The balance also includes amounts that we set aside to provide for possible shortfalls in the funds available to pay certain expenses and interest.
(2)	See Note 13 for more information regarding our related party transactions.
(3)	Costs at June 30, 2012 relate to Match funded liabilities. We amortize these costs to the earlier of the scheduled amortization date, contractual maturity date or prepayment date of the debt.
(4)	Represents cash collateral held by the counterparty to our interest rate swap agreement as of June 30, 2012.
(5)	At December 31, 2011, Other primarily included $2,777 of deferred offering costs. When we completed the IPO in March 2012, and the subsequent over-allotment exercise, we charged these costs (along with additional deferred offering costs of $1,154 incurred in 2012) to additional paid-in capital reducing the gross proceeds from the IPO to an amount net of offering costs.

MATCH FUNDED LIABILITIES	6 Months Ended
Jun. 30, 2012
MATCH FUNDED LIABILITIES
6.	MATCH FUNDED LIABILITIES

Match funded liabilities, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at:

				Unused Borrowing Capacity(3)	Balance Outstanding
Borrowing Type	Interest Rate(1)	Maturity(2)	Amortization Date(2)		June 30, 2012	December 31, 2011
Class A-1 Term Note	1-Month LIBOR + 225 bps(4)	Aug. 2043	Aug. 2013	$—	$288,129	$—
Class A-2 Variable Funding Note	1-Month LIBOR + 250 bps(4)	Aug. 2043	Aug. 2013	145,842	54,158	—
Class B Term Note(4)	1-Month LIBOR + 525 bps	Aug. 2043	Aug. 2013	—	13,430	—
Class C Term Note(4)	1-Month LIBOR + 625 bps	Aug. 2043	Aug. 2013	—	12,750	—

				$145,842	$368,467	$—

(1)	The weighted average interest rate at June 30, 2012 was 2.78%. We pay interest monthly.
(2)	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
(3)	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of June 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.
(4)	If either the Class B Notes or the Class C Notes are not paid in full by November 2012, the margins over the 1-Month LIBOR rate on the Class A-1 Term Notes and Class A-2 Variable Funding Notes will increase by 1.00% per annum. Additional increases of 1.00% per annum will apply beginning in February 2013 and in May 2013 for the Class A-1 Term Notes and Class A-2 Variable Funding Notes if either the Class B Notes or the Class C Notes have not been paid in full on or before such times.

ORDINARY SHARES	6 Months Ended
Jun. 30, 2012
ORDINARY SHARES
7.	ORDINARY SHARES

Initial Public Offering

On March 5, 2012, we closed the IPO resulting in the issuance of 13,333,333 of our ordinary shares. The public offering price of the shares sold in the offering was $14.00 per share. The total gross proceeds from the offering to HLSS were $186,667. After deducting underwriting discounts and commissions and offering expenses payable by HLSS, the aggregate net proceeds we received totaled $170,486. As of June 30, 2012, $63 of accrued offering costs remained unpaid and we expect to pay these costs in the quarter ending September 30, 2012.

Private Placement

On March 5, 2012, simultaneously with the IPO, William C. Erbey, the founder of our company and the Chairman of the Board of Directors, purchased 714,285 of our ordinary shares at a price per share equal to the IPO price in a private placement. The total proceeds from the private placement to HLSS were $10,000. We did not incur underwriting discounts or commissions in respect of these shares.

Issuance of Additional Ordinary Shares under the IPO

On April 2, 2012, we issued 129,600 additional ordinary shares to the underwriters in connection with the exercise of their over-allotment option under the IPO. The total gross proceeds from the issuance of these additional shares to HLSS were $1,814. After deducting underwriting discounts, commissions and expenses payable by HLSS, the aggregate net proceeds we received was $1,577.

DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
8.	DERIVATIVE FINANCIAL INSTRUMENTS

Because our current derivative agreements are not exchange-traded, we are exposed to credit loss in the event of nonperformance by the counterparty to the agreement. We control this risk through credit monitoring procedures including financial analysis, dollar limits and other monitoring procedures. The notional amounts of our contracts do not represent our exposure to credit loss.

Interest Rate Management

We executed a hedging strategy aimed to mitigate the impact of changes in variable interest rates on the excess of interest rate sensitive liabilities over interest rate sensitive assets. On March 15, 2012 and May 15, 2012, we entered into interest rate swaps to hedge against the effects of a change in 1-Month LIBOR.

The following table provides information about our interest rate swaps at June 30, 2012:

Purpose	Date Opened	Effective Date(1)	Maturity	We Pay	We Receive	Notional Amount	Fair Value
Designated as hedges:
Hedge the effects of changes in 1-Month LIBOR(2)	March 2012	March 2012	March 2016	0.6325%	1-Month LIBOR	$201,731	$(478)
Hedge the effects of changes in 1-Month LIBOR(2)	May 2012	May 2012	May 2016	0.6070%	1-Month LIBOR	61,700	(87)

Total designated as hedges						263,431	(565)

Total						$263,431	$(565)

(1)	The effective date of the swap is the date from which monthly settlements begin to be computed.
(2)	Projected net settlements for the next twelve months total approximately $401 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $849 and $565 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and six months ended June 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and six months ended June 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.

The following table summarizes the use of derivatives during the six months ended June 30, 2012:

Interest Rate Swaps
Notional balance at December 31, 2011	$—
Additions	300,082
Maturities	—
Terminations	—
Amortization	36,651
Notional balance at June 30, 2012	$263,431

INTEREST INCOME	6 Months Ended
Jun. 30, 2012
INTEREST INCOME
9.	INTEREST INCOME

Our primary source of revenue is the fees we are entitled to receive in connection with the servicing of mortgage loans. We account for these fees within interest income.

The following table shows how we calculated Interest income — notes receivable — Rights to MSRs for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Servicing fees collected	$23,040	$—	$29,501	$—
Subservicing fee payable to Ocwen	9,728	—	12,460	—

Net servicing fees retained by HLSS	13,312	—	17,041	—
Reduction in notes receivable — Rights to MSRs	2,732	—	3,516	—

	$10,580	$—	$13,525	$—

INTEREST EXPENSE	6 Months Ended
Jun. 30, 2012
INTEREST EXPENSE
10.	INTEREST EXPENSE

The following table presents the components of interest expense for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Match funded liabilities	$2,913	$—	$3,703	$—
Amortization of debt issuance costs	1,814	—	2,271	—
Interest rate swaps	237	—	281	—

	$4,964	$—	$6,255	$—

INCOME TAXES	6 Months Ended
Jun. 30, 2012
INCOME TAXES
11.	INCOME TAXES

Income taxes have been provided for based upon the tax laws and rates in countries in which we conduct operations and earn related income. The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation.

For the three and six month periods ended June 30, 2012, our effective income tax rate was 1.3% (0%, for the three and six month periods ended June 30, 2011). Our effective tax rate differs from the Federal and state combined rate of 38% primarily because only the earnings of our wholly owned subsidiary, HLSS Management, LLC, are subject to U.S. Federal and state income taxes.

BUSINESS SEGMENT REPORTING	6 Months Ended
Jun. 30, 2012
BUSINESS SEGMENT REPORTING
12.	BUSINESS SEGMENT REPORTING

Our business strategy focuses on acquiring mortgage servicing assets consisting of mortgage servicing rights, rights to fees and other income from servicing mortgage loans, and associated servicing advances. As of June 30, 2012, we operate a single reportable business segment that owns Rights to MSRs.

RELATED PARTY TRANSACTIONS	6 Months Ended	13 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

We entered into various agreements with Ocwen and Altisource in connection with the Initial Acquisition. William C. Erbey, our founder and the Chairman of our Board of Directors, is also the Chairman of the Board of Directors and largest shareholder of Ocwen and the Chairman of the Board of Directors and largest shareholder of Altisource.

Purchase Agreement

The Purchase Agreement, in conjunction with the initial sale supplement, dated February 10, 2012 and the Flow One sale supplement, dated May 1, 2012, set forth the terms of our purchase of the Initial Purchased Assets and the Flow One Mortgage Servicing Assets from Ocwen as described in Notes 1 and 2. So long as the Required Third Party Consents have not been obtained with respect to the transfer of legal ownership of any Initial Mortgage Servicing Right or any Flow One Mortgage Servicing Right, Ocwen remains obligated to perform as servicer under the related pooling and servicing agreements, and we are required to pay Ocwen a monthly fee for the servicing activities it performs. We are also required to purchase any servicing advances that Ocwen is required to make pursuant to such pooling and servicing agreements.

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended June 30, 2012:

	Three Months	Six Months
Servicing fees collected	$23,040	$29,501
Subservicing fee payable to Ocwen	9,728	12,460

Net servicing fees retained by HLSS	13,312	17,041
Reduction in notes receivable — Rights to MSRs	2,732	3,516

	$10,580	$13,525

Servicing advances purchased from Ocwen	$212,849	$308,738

At June 30, 2012, Ocwen owed us $653 for servicing fees collected but not remitted to us, and we owed Ocwen $3,440 for the subservicing fee earned by Ocwen in June 2012. In addition, at June 30, 2012, we owed Ocwen $2,736 for servicing advances that we purchased.

Ocwen Professional Services Agreement

This agreement requires HLSS to provide certain services to Ocwen and for Ocwen to provide certain services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided by us under this agreement include valuation analysis of mortgage servicing rights, treasury management and other similar services. Services provided by Ocwen under this agreement include legal, licensing and regulatory compliance support services, risk management services and other similar services. The services provided by the parties under this agreement are on an as-needed basis, and the fees represent actual costs incurred plus an additional markup of 15%.

At June 30, 2012, Ocwen owed us $995 and we owed Ocwen $40 for professional services provided pursuant to the Ocwen Professional Services Agreement. During the three and six months ended June 30, 2012, we earned fees of $744 and $995, respectively, for services provided to Ocwen pursuant to the Professional Services Agreement. Additionally, during the three and six months ended June 30, 2012, we incurred fees of $30 and $40, respectively, for services received from Ocwen pursuant to the Ocwen Professional Services Agreement.

Altisource Administrative Services Agreement

This agreement requires Altisource to provide certain administrative services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided to us under this agreement include human resources administration (benefit plan design, recruiting, hiring and training and compliance support), legal and regulatory compliance support services, general business consulting, corporate services (facilities management, security and travel services), finance and accounting support services (financial analysis, financial reporting and tax services), risk management services, vendor management and other related services. The services Altisource provides to us under this agreement are on an as-needed basis, and the fees we pay Altisource are based on the actual costs incurred by them plus an additional markup of 15%. During the three and six months ended June 30, 2012, we paid Altisource $177 and $231, respectively, for services provided to us pursuant to the Altisource Administrative Services Agreement.

Subleases

During the three and six months ended June 30, 2012, we paid Altisource $20 and $27, respectively, for the rental of office space under two sublease agreements.

Receivables from and Payables to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	June 30, 2012	December 31, 2011
Servicing fees collected(1)	$653	$—
Professional services(2)	995	—
Purchase price settlement(3)	369	—
Other	243	—

Receivables from Ocwen	$2,260	$—

Subservicing fees payable(4)	$3,440	$—
Professional services(2)	40	—
Advance purchases(5)	2,736	—
Other(6)	96	1,478

Payables to Ocwen	$6,312	$1,478

Payables to Altisource	$71	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through June 2012.
(3)	The amount represents the post-closing adjustment for the purchase price paid in the Flow One Purchase, as further discussed in Note 2.
(4)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(5)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.
(6)	At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

5.	RELATED PARTY TRANSACTIONS

William C. Erbey is the founder and Chairman of the Board of Directors of the Company. Mr. Erbey is also the Chairman of the Board of Directors of Ocwen Financial Corporation (“Ocwen”) and Altisource Portfolio Solutions, S.A. (“Altisource”). During the year ended December 31, 2011, Ocwen and Altisource paid fees of $1,478,590 and $8,500, respectively, on the Company’s behalf for organization costs and costs associated with the planned initial public offering. Ocwen and Altisource may make more payments on the Company’s behalf until the initial public offering is completed at which time the Company expects to reimburse both Ocwen and Altisource. As of December 31, 2011, the Company owed $1,478,590 and $8,500 to Ocwen and Altisource, respectively, as reflected in the line “Due to affiliates” on the Company’s Consolidated Balance Sheet.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	13 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

We may be party to various claims, legal actions, and complaints arising in the ordinary course of business. We monitor our legal matters, including advice from external legal counsel, and periodically perform assessments of these matters for potential loss accrual and disclosure. There are currently no probable matters outstanding that, in the opinion of management, will have a material effect on our Interim Condensed Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows. There are also currently no reasonably possible matters outstanding that, in the opinion of management, will have a material effect on our Interim Condensed Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows.

4.	COMMITMENTS AND CONTINGENCIES

The Company may be party to various claims, legal actions, and complaints arising in the ordinary course of business. There are currently no probable matters outstanding that, in the opinion of management, will have a material effect on the consolidated financial statements of the Company. There are also currently no reasonably possible matters outstanding that, in the opinion of management, will have a material effect on the consolidated financial statements of the Company.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On July 10, 2012, we paid cash dividends of $1,420 or $0.10 per ordinary shares. On July 9, 2012, we declared the following dividends:

Record Date	Payment Date	Amount per Ordinary Share
July 31, 2012	August 10, 2012	$0.10
August 31, 2012	September 10, 2012	$0.10
September 28, 2012	October 10, 2012	$0.10

ORGANIZATION	13 Months Ended
Dec. 31, 2011
ORGANIZATION
1.	ORGANIZATION

Home Loan Servicing Solutions, Ltd. (a development stage enterprise) was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances.

As of December 31, 2011, Home Loan Servicing Solutions, Ltd. has neither purchased nor contracted to purchase any mortgage servicing assets, including mortgage servicing rights and related servicing advances.

EQUITY	13 Months Ended
Dec. 31, 2011
EQUITY
3.	EQUITY

As of December 31, 2011 and 2010, all 20,000 shares have been issued to William C. Erbey.

All of the ordinary shares have a par value of $0.01 per share and entitle the holder to one vote per share on all matters upon which stockholders are entitled to vote, to receive dividends and other distributions as authorized by the board of directors. The ordinary shares have no preferences or preemptive, conversion or exchange rights. On January 27, 2012, the authorized share capital of the Company was increased from 5,000,000 ordinary shares to 200,000,000 ordinary shares.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	13 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization

Organization

Home Loan Servicing Solutions, Ltd. was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances. Home Loan Servicing Solutions, Ltd. conducts these operations through its wholly owned subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC. Unless otherwise stated, all references to “HLSS,” “us,” “our,” “we,” the “Company” and similar designations refer to Home Loan Servicing Solutions, Ltd. and its consolidated subsidiaries. HLSS is headquartered in the Cayman Islands and has offices in Atlanta, Georgia and West Palm Beach, Florida.

Our business strategy focuses on acquiring mortgage servicing assets. We do not originate or purchase mortgage loans, and as a result, we are not subject to the risk of loss related to the origination or ownership of mortgage loans. Because we have not received the necessary approvals and consents (the “Required Third Party Consents”) to become the named servicer of the mortgage servicing rights, we instead acquired from Ocwen Loan Servicing, LLC, a wholly-owned subsidiary of Ocwen Financial Corporation (collectively “Ocwen”) the rights to receive the servicing fees which we refer to as “Rights to MSRs”. Accordingly, Ocwen will continue to service the mortgage loans and will receive compensation from us for its servicing activities. Upon receipt of the Required Third Party Consents, Ocwen will transfer legal ownership of the mortgage servicing rights to us without any additional payment. We intend to pursue the Required Third Party Consents for our initial portfolio and for future acquisitions. Whether we acquire mortgage servicing rights or Rights to MSRs, we also acquire servicing advances and other associated assets. We do not believe that whether we directly own mortgage servicing rights or the related Rights to MSRs materially affects our business strategy or economic performance.

On March 5, 2012, we completed an initial public offering (“IPO”) and a concurrent private placement of our ordinary shares from which we raised cash of $184,300 (the “Offerings”). Immediately thereafter, on March 5, 2012, we used $149,798 to acquire certain assets, net of assumed liabilities, from Ocwen (the “Initial Acquisition”). The acquired assets related to mortgage servicing rights with respect to 116 pooling and servicing agreements with unpaid principal balance (“UPB”) of approximately $15.2 billion as of March 5, 2012 (the “Initial Mortgage Servicing Rights”). After closing, the purchase price paid was adjusted to $138,792 as further described in Note 2.

Prior to March 5, 2012, the Company was a development stage enterprise. Because we commenced operations on March 5, 2012, the condensed consolidated statement of cash flows for the six months ended June 30, 2012 do not include six full months of operating activities. Accordingly, our cash flows for the six months ended June 30, 2012 are not necessarily indicative of the results to expect for a full six month period or for the entire year ending December 31, 2012.

Basis of Presentation

Basis of Presentation

We prepared the accompanying unaudited Interim Consolidated Financial Statements in conformity with the instructions of the Securities and Exchange Commission (“SEC”) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In our opinion, the accompanying unaudited financial statements contain all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation. The results of operations and other data for the three and six months ended June 30, 2012 are not necessarily indicative of the results to expect for any other interim period or for the entire year ending December 31, 2012. A user of the unaudited Condensed Interim Consolidated Financial Statements presented herein should read them in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our final prospectus dated February 28, 2012. We derived December 31, 2011 condensed balance sheet data from audited financial statements, but within this filing do not include all disclosures required by GAAP. The preparation of financial statements in conformity with GAAP requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates. Material estimates that are particularly significant relate to our fair value measurements of Notes receivable — Rights to MSRs.

Principles of Consolidation
Principles	of Consolidation

Our financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned subsidiaries, as well as a variable interest entity (“VIE”) of which we are the primary beneficiary. We eliminate intercompany accounts and transactions in consolidation.

Variable Interest Entities

We evaluate each special purpose entity (“SPE”) for classification as a VIE. When an SPE meets the definition of a VIE and we determine that HLSS is the primary beneficiary, we include the SPE in our Interim Condensed Consolidated Financial Statements.

The servicing advances that we acquired in connection with the Initial Acquisition are in an SPE created in connection with the match funded financing facility that we assumed. We have determined that this SPE is a VIE of which we are the primary beneficiary. The accounts of this SPE are included in our Interim Condensed Consolidated Financial Statements. See Note 2 for further discussion of the acquired SPE.

Match funded advances on loans serviced for others result from our transfers of residential loan servicing advances to an SPE in exchange for cash. This SPE issues debt supported by collections on the transferred advances. We made these transfers under the terms of our amended and restated advance facility agreements with Barclays Bank Plc we assumed from Ocwen in connection with the Initial Acquisition (the “Advance Facility”). These transfers do not qualify for sales accounting because we retain control over the transferred assets. As a result, we account for these transfers as financings and classify the transferred advances on our Interim Condensed Consolidated Balance Sheet as Match funded advances and the related liabilities as Match funded liabilities. We use collections on the advances pledged to the SPE to repay principal and to pay interest and the expenses of the entity. Holders of the debt issued by this entity can look only to the assets of the entity itself for satisfaction of the debt and have no recourse against HLSS.

Cash

Cash

Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days and less. There were no restrictions on the use of the cash balance as of June 30, 2012 and December 31, 2011.

Cash and Cash Equivalents — Cash and cash equivalents include both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days or less. There were no restrictions on the use of the cash and cash equivalents balance of as of December 31, 2011 and 2010.

Servicing Activities and Advances

Servicing Activities and Advances

Residential mortgage loan servicers manage the billing, collections and loss mitigation activities associated with mortgage loans that are originated by banks or other lenders. Servicers send borrowers monthly account statements, collect monthly mortgage payments, remit such payments to the owner of the mortgage loan, answer customer service inquiries and maintain custodial accounts to hold borrower payments of principal and interest and amounts received from borrowers to pay real estate taxes and insurance with respect to the properties securing the mortgage loans and pay such real estate taxes and insurance premiums from the custodial accounts. A servicer will also remit collections on the mortgage loans from the custodial accounts to the trustee of the applicable securitization trust to make payments on the related mortgage-backed securities, and prepare and deliver monthly and annual reports to the trustee. A servicer may also be required to advance its own funds to cover shortfalls in collections of principal and interest from borrowers, to pay property and casualty insurance premiums and real estate taxes on a property and to cover the costs associated with protecting or foreclosing on a property. If borrowers become delinquent on loans, the servicer generally may conduct loss mitigation activities to reduce loan delinquencies and losses by working with borrowers to collect payments and modify loans or enforce the lenders’ remedies, which may include initiating foreclosure procedures and selling the properties.

Servicing Advances

Servicing advances generally fall into one of three categories:

•

“Principal and Interest Advances” are cash payments made by the servicer to the owner of the mortgage loan to cover scheduled payments of principal and interest on a mortgage loan that have not been paid on a timely basis by the borrower.

•

“Taxes and Insurance Advances” are cash payments made by the servicer to third parties on behalf of the borrower for real estate taxes and insurance premiums on the property that have not been paid on a timely basis by the borrower.

•

“Corporate Advances” are cash payments made by the servicer to third parties for the costs and expenses incurred in connection with the foreclosure, preservation and sale of the mortgaged property, including attorneys’ and other professional fees.

Servicing advances are usually reimbursed from amounts received with respect to the related mortgage loan, including payments from the borrower or amounts received from the liquidation of the property securing the loan, which is referred to as “loan level recovery.” Servicers generally have the right to cease making servicing advances on a loan if they determine that advances are not recoverable at the loan level. With respect to the Rights to MSRs that we own, Ocwen makes this determination in accordance with its stop advance policy. In the event that loan level recovery is not sufficient to reimburse the servicer in full for servicing advances made with respect to a mortgage loan, our pooling and servicing agreements provide that the servicer is entitled to be reimbursed from collections received with respect to other loans in the same securitized mortgage pool, which is referred to as “pool level recovery.” We do not receive interest on servicing advances.

We are obligated to purchase the servicing advances made by Ocwen during the period of time prior to the transfer of legal ownership of the Initial Mortgage Servicing Rights to us, and when an Initial Mortgage Servicing Right is transferred to us, we will become directly obligated to the related trustee to make any servicing advances required pursuant to the related pooling and servicing agreements. Servicing advances serve as collateral under the terms of the Advance Facility.

We record a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration the projected collections under the applicable loan or pool relative to the advances outstanding and the projected future advances. However, the servicer is generally only obligated to advance funds to the extent that it believes the advances are recoverable from expected proceeds from the loan. We assess collectability using proprietary cash flow projection models which incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.

Notes Receivable - Rights to MSRs and Interest Income

Notes Receivable — Rights to MSRs and Interest Income

We structured the purchase of the Rights to MSRs to convey to HLSS all the rights and rewards of ownership of MSRs absent the necessary approvals and allow us to become the named servicer under the applicable pooling and servicing agreements; however, until we receive the Required Third Party Consents, Ocwen will remain the named servicer of the related mortgage servicing rights. Accounting Standards Codification (“ASC”) 860, Transfers and Servicing, specifically prohibits accounting for a transfer of servicing rights as a sale if legal title to such servicing rights has not passed to the purchaser. As a result, prior to receiving the Required Third Party Consents related to the Initial Mortgage Servicing Rights, we are required to account for the purchase of the Rights to MSRs as a financing. We initially recorded the Notes receivable — Rights to MSRs at the purchase price of the Rights to MSRs. We amortize the Notes receivable — Rights to MSRs using the prospective interest method of accounting. At each reporting date, we calculate the present value of the net cash flows related to the then outstanding UPB of the underlying Initial Mortgage Servicing Rights and adjust the carrying value of the Notes receivable — Rights to MSRs to this amount. The change in the carrying value of the Notes receivable — Rights to MSRs reduces the net servicing fees received by us with respect to the Initial Mortgage Servicing Rights and the servicing fees paid to Ocwen with respect to the Initial Mortgage Servicing Rights. We record the resulting amount as interest income. Interest income is our primary source of income prior to receiving the Required Third Party Consents. See Note 9 for more information about how we calculate Interest income — notes receivable — Rights to MSRs.

Other than transfer of legal title, we believe we meet all the other sales treatment criteria under ASC 860 for the transfer of the Initial Mortgage Servicing Rights. If we obtain the Required Third Party Consents and become the legal owner of any Initial Mortgage Servicing Right:

•	we will be contractually obligated to service the mortgage loans underlying such Initial Mortgage Servicing Right in accordance with the related pooling and servicing agreement;

•

Ocwen will be contractually obligated to us pursuant to the subservicing agreement between HLSS and Ocwen to perform substantially all of the servicing functions it currently performs on our behalf relating to such Initial Mortgage Servicing Right, other than maintaining custodial accounts, remitting amounts from the custodial accounts and funding servicing advances pursuant to the terms of the related pooling and servicing agreement, which are functions for which we will be responsible; and

•

we will account for the remaining balance of the Notes receivable — Rights to MSRs related to such Initial Mortgage Servicing Rights as mortgage servicing rights to the extent we have received the Required Third Party Consents to transfer legal ownership of such mortgage servicing rights to us and will begin recording Servicing Fee Revenue related to the mortgage servicing right rather than Interest income — notes receivable — Rights to MSRs.

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Since we are not the named servicer for the mortgage loans underlying the Rights to MSRs, Ocwen will continue to be the named servicer for these loans and will receive the servicing fee associated with the Initial Mortgage Servicing Rights; however, Ocwen pays these servicing fees to us under the terms of the Purchase Agreement and related sale supplement described in Note 2. We pay Ocwen a monthly base fee equal to 12% of the servicing fees collected each month. The monthly base fee payable to Ocwen varies from month to month based on the level of collections of principal and interest for the mortgage loans serviced. In addition to the monthly base fee, Ocwen retains any ancillary income (excluding investment income earned on any custodial accounts) payable to the servicer pursuant to the related pooling and servicing agreements. Ocwen also receives a performance based incentive fee to the extent the Servicing Fee Revenue that it collects for any given month exceeds the sum of the monthly base fee and the retained fee.

The amount, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, used to calculate the retained fee is a contractually agreed upon amount. If we do not receive an amount equal to the retained fee in any given month, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, this creates a shortfall in our targeted gross servicing margin percentage. Should this occur, Ocwen will not earn a performance based incentive fee for any month that there is such a shortfall, or in any subsequent month, until we have recovered such shortfall from amounts that would otherwise be available to pay future performance based incentive fees to Ocwen.

The performance based incentive fee payable in any month will be reduced by an amount equal to 6.5% per annum of the amount of any such excess servicing advances if the advance ratio exceeds a predetermined level for that month.

Derivative Financial Instruments

Derivative Financial Instruments

We are party to interest rate swap agreements that we recognize on our Interim Condensed Consolidated Balance Sheet at fair value within other liabilities. On the date we entered into the interest rate swap agreements, we designated and documented them as hedges of the variable cash flows payable for floating rate interest expense on our borrowings (cash flow hedge). To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the hedged exposure. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the derivatives’ effectiveness and expected effectiveness in offsetting the changes in the fair value or the cash flows of the hedged items. To assess effectiveness, we use statistical methods, such as regression analysis, as well as nonstatistical methods including dollar-offset analysis. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item.

If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.

See Note 8 for additional information regarding our interest rate swap agreements.

Match Funded Liabilities

Match Funded Liabilities

The Advance Facility currently finances all of the outstanding advances associated with the Initial Mortgage Servicing Rights. Match funded liabilities are a form of non-recourse debt that are collateralized by the servicing advances. The investor in the notes issued under this facility is Barclays Bank PLC. Our Match funded liability balance is driven primarily by the level of servicing advances and the advance borrowing rate, which is defined as the collateral value of servicing advances divided by total servicing advances. The advance borrowing rates, which are different for each type of six advance types, were set at levels that enabled each class of notes issued pursuant to the advance financing facility to meet ratings criteria as determined by Standard & Poor’s.

Under the terms of the related indenture, the SPE created in connection with the Advance Facility are subject to various qualitative and quantitative covenants. We believe that we are currently in compliance with these covenants.

•	Restrictions on future investments and indebtedness;

•	Restrictions on sale or assignment of Match funded advances and

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying the indenture.

Interest Income - Other

Interest Income — Other

Interest income — Other includes interest earned on mortgage loan payments and payoff collections not yet remitted either to the securitization trust that owns the mortgage loan or to pay real estate taxes and insurance premiums with respect to the related mortgaged properties. Mortgage loan payments are usually due from the borrower between the first and fifteenth days of the month. Remittance to the securitization trust typically occurs between the eighteenth and twenty-fourth days of each month. Until remitted to the securitization trust, these payments reside in interest bearing custodial accounts controlled by the servicer and we invest these amounts in accordance with the pooling and servicing agreements and our investment policy. Pursuant to the Purchase Agreement, we are entitled to receive from Ocwen any custodial account earnings related to the Rights to MSRs even though we will not have custody of those accounts until legal ownership of the related Initial Mortgage Servicing Rights is transferred to us

Other Revenue

Other Revenue

Other revenue consists of amounts due to us from Ocwen under the terms of the Ocwen Professional Services Agreement. Under the Ocwen Professional Services Agreement, we receive revenue for providing certain services to Ocwen, which include valuation analysis of mortgage servicing rights, treasury management and other similar services. See Note 13 for more information regarding our related party transactions.

Operating Expenses

Operating Expenses

Our operating expenses consist largely of compensation and benefits for our employees and fees payable to members of our Board of Directors. In addition, we incur expenses for facilities, technology, communication and other expenses typical of public companies, including audit, legal and other professional fees. Altisource Portfolio Solutions, S.A. (“Altisource”) provides some of these administrative services pursuant to the Altisource Administrative Services Agreement. General and administrative expenses also include expenses related to the services we provide to Ocwen, and the services provided by Ocwen to us, under the Ocwen Professional Services Agreement. See Note 13 for more information regarding our related party transactions.

Organization Costs

Organization Costs

Until the closing of the Offerings we were a development stage enterprise, and we classified our expenses as “Organization costs.” These organization costs include legal and accounting fees, registration fees and other costs incurred during the development stage to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries. We expensed these costs as incurred. Organization costs were approximately $123 and $44 for the six months ended June 30, 2012 and 2011, respectively, and are included in General and administrative expenses. We did not incur additional organization costs after the Offerings, so there were no incremental organization costs in the three months ended June 30, 2012 ($17 for the comparable 2011 period).

Interest Expense

Interest Expense

We primarily finance servicing advances with Match funded liabilities that accrue interest. Interest expense also includes amortization of deferred financing costs, non-use fees and any hedge related costs.

Interest expense is sensitive to the Match funded advance balance which is driven primarily by the delinquency rates and amount of UPB serviced. The speed at which delinquent loans are resolved affects our interest expense. For example, slower resolution of delinquencies will result in higher servicing advance balances and higher interest expense. In order to mitigate the interest expense impact of higher servicing advance balances, we reduce the performance based servicing fee payable to Ocwen in any month in which the advance ratio exceeds a predetermined level for that month. Additionally, we executed a hedging strategy designed to largely neutralize the impact of changes in interest rates over time. Our objective is to utilize hedges in an amount equal to our net exposure to interest rate increases on our Match funded liabilities, which bear interest at floating interest rates, after taking into account our expected interest earning account balances, which partially offset the impact of rising interest rates. If interest rates decline, the value of our hedges would decline. Should our hedging strategy prove ineffective or if we are not able to hedge all of our interest rate risk, rising interest rates would lead to higher interest expense.

Income Taxes

Income Taxes

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation; however, our U.S.-based subsidiary, HLSS Management, LLC, is subject to U.S. taxation.

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. As of June 30, 2012, we had no deferred tax assets or liabilities.

Income Taxes — The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation. Our U.S.-based subsidiary, HLSS Management, LLC is subject to U.S. taxation, however there was no income related to the U.S.-based subsidiary since the inception of the Company and its subsidiaries.

Basic and Diluted Earnings per Share

Basic and Diluted Earnings per Share

We calculate basic earnings per share by dividing net income or loss by the weighted average ordinary shares outstanding for the period. For the three and six months ended June 30, 2012 and 2011, there were no ordinary share equivalents or other securities that could potentially dilute basic earnings per share.

Earnings (Loss) Per Share (“EPS”) — Basic EPS is calculated by dividing net income or loss by the weighted-average ordinary shares outstanding. As of December 31, 2011 and 2010, there were no common stock equivalents or other securities that could potentially dilute basic EPS.

Dividends

Dividends

When our Board of Directors declares cash dividends, we record a payable and charge retained earnings for the total amount of the dividends declared. If we lack sufficient retained earnings to pay the full amount of dividends declared we charge the excess amount to additional paid-in capital.

ASC 820, Fair Value Measurement

Accounting Standards Update (“ASU”) 2011-04 (ASC 820, Fair Value Measurement): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.    The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and prescribe certain additional disclosures about fair value measurements, including: for fair value measurements within Level 3 of the fair value hierarchy, disclosing the valuation process used and the sensitivity of fair value measurement to changes in unobservable inputs; and for items not carried at fair value but for which fair value must be disclosed, categorization by level of the fair value hierarchy. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements. See Note 3 for our fair value disclosures.

ASC 220, Comprehensive Income

ASU 2011-05 (ASC 220, Comprehensive Income): Presentation of Comprehensive Income.    Previously U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminates that option. This ASU also requires consecutive presentation of the statement of net income and other comprehensive income and requires that an entity present reclassification adjustments from other comprehensive income to net income by component on the face of both the statement in which net income is presented and the statement in which other comprehensive income is presented. Issued on December 23, 2011, ASU 2011-12 defers indefinitely the provision regarding the presentation of reclassification adjustments. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements.

Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation — The accompanying consolidated financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned U.S. subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC (collectively herein referred to as the “Company”). All intercompany balances and transactions are eliminated upon consolidation.

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Prepaid Expenses and Other Assets

Prepaid Expenses and Other Assets — Prepaid expenses and other assets include legal and other professional fees of $2,777,057 incurred directly related to a planned future equity offering. These costs are expected to be paid from the proceeds of the initial public offering and will be charged to equity upon funding of the transaction.

Organization Costs

Organization Costs — Organization costs include legal fees, registration fees and other costs incurred to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries and are expensed as incurred.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Summarizes the Assets and Liabilities

The following table summarizes the assets and liabilities of the SPE formed in connection with our match funded advance facility, at the dates indicated:

	June 30, 2012	December 31, 2011
Match funded advances	$430,040	$—
Other assets(1)	19,492	—

Total assets	$449,532	$—

Match funded liabilities	$368,467	$—
Other liabilities	511	—

Total liabilities	$368,978	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

ASSETS ACQUIRED AND LIABILITIES ASSUMED (Tables)	6 Months Ended
Jun. 30, 2012
Purchase Price of Fair Value of Assets and Liabilities

We recorded the assets acquired and liabilities assumed at their purchase price on the acquisition date, which approximates their fair value as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Estimation of Fair Value Financial Instrument

	June 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$36,458	$36,458	$283	$283
Notes receivable — Rights to MSRs	70,175	70,175	—	—
Other assets	13,132	13,132	—	—

Total financial assets	119,765	119,765	283	283

Financial liabilities:
Derivative financial instruments	565	565	—	—

Total financial liabilities	565	565	—	—

Fair Value of Assets and Liabilities on Recurring Basis

	Fair value	Level 1	Level 2	Level 3
At June 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$36,458	$36,458	$—	$—
Notes receivable — Rights to MSRs	70,175	—	—	70,175
Other assets	13,132	13,132	—	—

Total assets	$119,765	$49,590	$—	$70,175

Liabilities:
Derivative financial instruments	565	—		565

Total liabilities	$565	$—	$—	$565

Reconciliation of Changes in Fair Value

For the three months ended June 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments

Beginning balance	$61,674	$284

Purchases and reductions:
Purchases	11,233	—
Reductions	2,732	—

	70,175	284

Changes in fair value:
Included in net income	—	—
Included in other comprehensive income (loss)	—	(849)

	—	(849)

Transfers in or out of Level 3	—	—

Ending balance	$70,175	$(565)

For the six months ended June 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments

Beginning balance	$—	$—

Purchases and reductions:
Purchases	73,691	—
Reductions	3,516	—

	70,175	—

Changes in fair value:
Included in net income	—	—
Included in other comprehensive income (loss)	—	(565)

	—	(565)

Transfers in or out of Level 3	—	—

Ending balance	$70,175	$(565)

MATCH FUNDED ADVANCES (Tables)	6 Months Ended
Jun. 30, 2012
Match Funded Advances on Residential Loans

	June 30, 2012	December 31, 2011
Principal and interest	$106,030	$—
Escrow advances	231,469	—
Corporate advances	92,541	—

	$430,040	$—

OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Other Assets

	June 30, 2012	December 31, 2011
Debt service accounts(1)	$11,157	$—
Receivables from related parties(2)	2,260	—
Prepaid lender fees and debt issuance costs, net(3)	8,572	—
Interest-earning collateral deposits(4)	1,975	—
Other(5)	22	2,860

	$23,986	$2,860

(1)	Under our advance funding facility, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. We do not use the collected funds to reduce the related match funded debt until the payment dates specified in the indenture. The balance also includes amounts that we set aside to provide for possible shortfalls in the funds available to pay certain expenses and interest.
(2)	See Note 13 for more information regarding our related party transactions.
(3)	Costs at June 30, 2012 relate to Match funded liabilities. We amortize these costs to the earlier of the scheduled amortization date, contractual maturity date or prepayment date of the debt.
(4)	Represents cash collateral held by the counterparty to our interest rate swap agreement as of June 30, 2012.
(5)	At December 31, 2011, Other primarily included $2,777 of deferred offering costs. When we completed the IPO in March 2012, and the subsequent over-allotment exercise, we charged these costs (along with additional deferred offering costs of $1,154 incurred in 2012) to additional paid-in capital reducing the gross proceeds from the IPO to an amount net of offering costs.

MATCH FUNDED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
Match Funded Liabilities

Match funded liabilities, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at:

				Unused Borrowing Capacity(3)	Balance Outstanding
Borrowing Type	Interest Rate(1)	Maturity(2)	Amortization Date(2)		June 30, 2012	December 31, 2011
Class A-1 Term Note	1-Month LIBOR + 225 bps(4)	Aug. 2043	Aug. 2013	$—	$288,129	$—
Class A-2 Variable Funding Note	1-Month LIBOR + 250 bps(4)	Aug. 2043	Aug. 2013	145,842	54,158	—
Class B Term Note(4)	1-Month LIBOR + 525 bps	Aug. 2043	Aug. 2013	—	13,430	—
Class C Term Note(4)	1-Month LIBOR + 625 bps	Aug. 2043	Aug. 2013	—	12,750	—

				$145,842	$368,467	$—

(1)	The weighted average interest rate at June 30, 2012 was 2.78%. We pay interest monthly.
(2)	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
(3)	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of June 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.
(4)	If either the Class B Notes or the Class C Notes are not paid in full by November 2012, the margins over the 1-Month LIBOR rate on the Class A-1 Term Notes and Class A-2 Variable Funding Notes will increase by 1.00% per annum. Additional increases of 1.00% per annum will apply beginning in February 2013 and in May 2013 for the Class A-1 Term Notes and Class A-2 Variable Funding Notes if either the Class B Notes or the Class C Notes have not been paid in full on or before such times.

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Interest Rate Swap

The following table provides information about our interest rate swaps at June 30, 2012:

Purpose	Date Opened	Effective Date(1)	Maturity	We Pay	We Receive	Notional Amount	Fair Value
Designated as hedges:
Hedge the effects of changes in 1-Month LIBOR(2)	March 2012	March 2012	March 2016	0.6325%	1-Month LIBOR	$201,731	$(478)
Hedge the effects of changes in 1-Month LIBOR(2)	May 2012	May 2012	May 2016	0.6070%	1-Month LIBOR	61,700	(87)

Total designated as hedges						263,431	(565)

Total						$263,431	$(565)

(1)	The effective date of the swap is the date from which monthly settlements begin to be computed.
(2)	Projected net settlements for the next twelve months total approximately $401 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $849 and $565 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and six months ended June 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and six months ended June 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.

Summarization of Use of Derivative

The following table summarizes the use of derivatives during the six months ended June 30, 2012:

Interest Rate Swaps
Notional balance at December 31, 2011	$—
Additions	300,082
Maturities	—
Terminations	—
Amortization	36,651
Notional balance at June 30, 2012	$263,431

INTEREST INCOME (Tables)	6 Months Ended
Jun. 30, 2012
Calculation of interest income on notes receivable

The following table shows how we calculated Interest income — notes receivable — Rights to MSRs for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Servicing fees collected	$23,040	$—	$29,501	$—
Subservicing fee payable to Ocwen	9,728	—	12,460	—

Net servicing fees retained by HLSS	13,312	—	17,041	—
Reduction in notes receivable — Rights to MSRs	2,732	—	3,516	—

	$10,580	$—	$13,525	$—

INTEREST EXPENSE (Tables)	6 Months Ended
Jun. 30, 2012
Components Of Interest Expense

The following table presents the components of interest expense for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Match funded liabilities	$2,913	$—	$3,703	$—
Amortization of debt issuance costs	1,814	—	2,271	—
Interest rate swaps	237	—	281	—

	$4,964	$—	$6,255	$—

RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Ocwen Under the Purchase Agreement

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended June 30, 2012:

	Three Months	Six Months
Servicing fees collected	$23,040	$29,501
Subservicing fee payable to Ocwen	9,728	12,460

Net servicing fees retained by HLSS	13,312	17,041
Reduction in notes receivable — Rights to MSRs	2,732	3,516

	$10,580	$13,525

Servicing advances purchased from Ocwen	$212,849	$308,738

Receivable From and Payable to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	June 30, 2012	December 31, 2011
Servicing fees collected(1)	$653	$—
Professional services(2)	995	—
Purchase price settlement(3)	369	—
Other	243	—

Receivables from Ocwen	$2,260	$—

Subservicing fees payable(4)	$3,440	$—
Professional services(2)	40	—
Advance purchases(5)	2,736	—
Other(6)	96	1,478

Payables to Ocwen	$6,312	$1,478

Payables to Altisource	$71	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through June 2012.
(3)	The amount represents the post-closing adjustment for the purchase price paid in the Flow One Purchase, as further discussed in Note 2.
(4)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(5)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.
(6)	At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Dividends Declared

On July 9, 2012, we declared the following dividends:

Record Date	Payment Date	Amount per Ordinary Share
July 31, 2012	August 10, 2012	$0.10
August 31, 2012	September 10, 2012	$0.10
September 28, 2012	October 10, 2012	$0.10

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012 Advance_LoansRates	Jun. 30, 2011	Dec. 31, 2011	Apr. 30, 2012 Agreement	Mar. 05, 2012 Agreement
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Cash raised from initial public offering	$ 184,300,000
Cash used to acquire certain assets						103,826,000	149,798,000
Number of pooling and servicing agreement						14	116
Unpaid principal balance on servicing agreements						2,900,000,000	15,200,000,000
Purchase price on initial mortgage servicing rights							138,792,000
Maturity period of deposits with financial institution			90 days and less
Percentage of servicing fee			0.12
Percentage of advance ratio exceeds at predetermined level			6.50%
Number of advance loan rate types			6
Organization costs			123,000	44,000
Incremental organization costs		17,000
Deferred tax assets			0
Deferred tax liabilities			0
Legal and other professional fees paid					$ 2,777,057,000
Minimum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower			1 day
Remitted on mortgage loan payments to the securitization			18 days
Maximum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower			15 days
Remitted on mortgage loan payments to the securitization			24 days

Summarizes the Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Match funded advances	$ 430,040
Other assets(1)	19,492	[1]	[1]
Total assets	449,532
Match funded liabilities	368,467
Other liabilities	511
Total liabilities	$ 368,978

[1]	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

Assets Acquired and Liabilities Assumed - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Apr. 30, 2012 Agreement	Mar. 05, 2012 Agreement
Trust Expenses [Line Items]
Number of pooling and servicing agreement		14	116
Unpaid principal balance on servicing agreements		$ 2,900,000,000	$ 15,200,000,000
Cash used to acquire certain assets		103,826,000	149,798,000
Conversion fee paid to Barclays Bank PLC	3,989,000
Purchase price on initial purchased assets	138,792,000
Post closing adjustment from decline in match funded advances	11,006,000
Date of purchase agreement	Feb 10, 2012
Date of additional sales supplement	May 1, 2012
Cash used in transaction	25,940,000	25,940,000
Amount borrowed under the servicing advance facility	77,886,000	77,886,000
Servicing advances associated with rights	92,593,000
Cost for acquiring entity	103,458,000
Adjustment in purchase price	368,000
Interest rate to calculate the cost of servicing advances	1 Month LIBOR + 4%
Minimum
Trust Expenses [Line Items]
Discount rate of risk of earning of future income streams	14.00%
Mortgage loan prepayment rate	12.00%
Mortgage loan delinquency rate	15.00%
Maximum
Trust Expenses [Line Items]
Discount rate of risk of earning of future income streams	22.00%
Mortgage loan prepayment rate	25.00%
Mortgage loan delinquency rate	35.00%
Ocwen
Trust Expenses [Line Items]
Cash used to acquire certain assets			149,798,000
Barclays Bank Plc
Trust Expenses [Line Items]
Conversion fee paid to Barclays Bank PLC	3,989,000
Servicing advances associated with rights		$ 92,593,000

Purchase Price of Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Apr. 30, 2012	Mar. 05, 2012
Fair value of assets acquired:
Notes receivable - Rights to MSRs	$ 11,233
Match funded advances	92,593
Total assets	103,826
Fair value of liabilities assumed:
Cash on-hand	25,940	25,940
Matched funded liabilities	77,886	77,886
Total liabilities	103,826
Purchase price, as adjusted	138,792
Amount paid by Ocwen for post-closing adjustments	11,006
Cash paid at closing		103,826	149,798
Initial Agreement
Fair value of assets acquired:
Notes receivable - Rights to MSRs	62,458
Match funded advances	413,374
Other assets	22,136
Total assets	497,968
Fair value of liabilities assumed:
Matched funded liabilities	358,335
Other liabilities	(841)
Total liabilities	359,176
Purchase price, as adjusted	138,792
Amount paid by Ocwen for post-closing adjustments	11,006
Cash paid at closing	$ 149,798

Estimation of Fair Value Financial Instruments (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Carrying Value
Financial assets:
Cash	$ 36,458	$ 283
Notes receivable - Rights to MSRs	70,175
Other assets	13,132
Total financial assets	119,765	283
Financial liabilities:
Derivative financial instruments	565
Total financial liabilities	565
Fair Value
Financial assets:
Cash	36,458	283
Notes receivable - Rights to MSRs	70,175
Other assets	13,132
Total financial assets	119,765	283
Financial liabilities:
Derivative financial instruments	565
Total financial liabilities	$ 565

Fair Value of Financial Instruments - Additional Information (Detail)	6 Months Ended
Jun. 30, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate to calculate the cost of servicing advances	1 Month LIBOR + 4%
Minimum
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Discount rate of risk of earning of future income streams	14.00%
Mortgage loan prepayment rate	12.00%
Mortgage loan delinquency rate	15.00%
Maximum
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Discount rate of risk of earning of future income streams	22.00%
Mortgage loan prepayment rate	25.00%
Mortgage loan delinquency rate	35.00%

Fair Value of Assets and Liabilities on Recurring Basis (Detail) (Recurring, Fair Value, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial assets:
Cash	$ 36,458	$ 283
Notes receivable - Rights to MSRs	70,175
Other assets	13,132
Total financial assets	119,765	283
Financial liabilities:
Derivative financial instruments	565
Total financial liabilities	565
Level 1
Financial assets:
Cash	36,458
Other assets	13,132
Total financial assets	49,590
Level 3
Financial assets:
Notes receivable - Rights to MSRs	70,175
Total financial assets	70,175
Financial liabilities:
Derivative financial instruments	565
Total financial liabilities	$ 565

Reconciliation of Changes in Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Notes Receivable - Rights to MSRs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 61,674
Purchases and reductions:
Purchases	11,233	73,691
Reductions	2,732	3,516
Total	70,175	70,175
Changes in fair value:
Included in net income
Transfers in or out of Level 3
Ending balance	70,175	70,175
Derivative Financial Instruments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	284
Purchases and reductions:
Total	284
Changes in fair value:
Included in other comprehensive income (loss)	(849)	(565)
Total	(849)	(565)
Ending balance	$ (565)	$ (565)

Match Funded Advances on Residential Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Total	$ 430,040
Variable Interest Entities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Principal and interest	106,030
Escrow advances	231,469
Corporate advances	92,541
Total	$ 430,040

Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Debt service accounts(1)	$ 11,157	[1]
Receivables from related parties(2)	2,260	[2]
Prepaid lender fees and debt issuance costs, net(3)	8,572	[3]
Interest-earning collateral deposits(4)	1,975	[4]
Other(5)	22	[5]	2,860	[5]
Total	$ 23,986		$ 2,860

[1]	Under our advance funding facility, we are contractually required to remit collections on pledged advances to the trustee within two days of receipt. We do not use the collected funds to reduce the related match funded debt until the payment dates specified in the indenture. The balance also includes amounts that we set aside to provide for possible shortfalls in the funds available to pay certain expenses and interest.
[2]	See Note 13 for more information regarding our related party transactions.
[3]	Costs at June 30, 2012 relate to Match funded liabilities. We amortize these costs to the earlier of the scheduled amortization date, contractual maturity date or prepayment date of the debt.
[4]	Represents cash collateral held by the counterparty to our interest rate swap agreement as of June 30, 2012.
[5]	At December 31, 2011, Other primarily included $2,777 of deferred offering costs. When we completed the IPO in March 2012, and the subsequent over-allotment exercise, we charged these costs (along with additional deferred offering costs of $1,154 incurred in 2012) to additional paid-in capital reducing the gross proceeds from the IPO to an amount net of offering costs.

Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Period to remit collections on pledged advances to the trustee	2 days
Additional Deferred Financing Costs	$ 1,154
Deferred offering costs		$ 2,777

Match Funded Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Variable Interest Entities		Jun. 30, 2012 Variable Interest Entities Class A-1 Term Note		Jun. 30, 2012 Variable Interest Entities Class A-2 Variable Funding Note		Jun. 30, 2012 Variable Interest Entities Class B Term Note		Jun. 30, 2012 Variable Interest Entities Class C Term Note
Debt Instrument [Line Items]
Interest rate to calculate the cost of servicing advances					1-Month LIBOR	[1]	1-Month LIBOR	[1]	1-Month LIBOR	[1],[2]	1-Month LIBOR	[1],[2]
Debt Instrument, Basis Spread on Variable Rate					2.25%	[1],[2]	2.50%	[1],[2]	5.25%	[1],[2]	6.25%	[1],[2]
Debt Instrument Maturity Date					Aug 1, 2043	[3]	Aug 1, 2043	[3]	Aug 1, 2043	[2],[3]	Aug 1, 2043	[2],[3]
Debt Instrument Amortization Date					2013-08	[3]	2013-08	[3]	2013-08	[2],[3]	2013-08	[2],[3]
Debt Instrument, Unused Borrowing Capacity, Amount			$ 145,842	[4]			$ 145,842	[4]
Ending Balance	$ 368,467		$ 368,467		$ 288,129		$ 54,158		$ 13,430	[2]	$ 12,750	[2]

[1]	The weighted average interest rate at June 30, 2012 was 2.78%. We pay interest monthly.
[2]	If either the Class B Notes or the Class C Notes are not paid in full by November 2012, the margins over the 1-Month LIBOR rate on the Class A-1 Term Notes and Class A-2 Variable Funding Notes will increase by 1.00% per annum. Additional increases of 1.00% per annum will apply beginning in February 2013 and in May 2013 for the Class A-1 Term Notes and Class A-2 Variable Funding Notes if either the Class B Notes or the Class C Notes have not been paid in full on or before such times.
[3]	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
[4]	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of June 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.

Match Funded Liabilities - Additional Information (Detail)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Weighted average interest rate	2.78%
Percentage of fee on the unused borrowing	0.75%
1 month LIBOR rate increase	0.01
Additional increase rate on 1 month LIBOR	1.00%
Interest Rate Risk | Class A-1 Term Note
Debt Instrument [Line Items]
Additional increase rate apply date	2013-02
Interest Rate Risk | Class A-2 Variable Funding Note
Debt Instrument [Line Items]
Additional increase rate apply date	2013-05

Ordinary Shares - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	13 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2012 Initial Public Offering	Jun. 30, 2012 Initial Public Offering	Mar. 05, 2012 Initial Public Offering	Mar. 31, 2012 Private Placement	Jun. 30, 2012 Private Placement	Mar. 05, 2012 Private Placement	Apr. 30, 2012 Issuance of Additional Ordinary Shares under the IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				13,333,333			714,285			129,600
Per share price						$ 14			$ 14
Total gross proceeds	$ 300,000	$ 182,063,000	$ 300,000	$ 186,667			$ 10,000			$ 1,814
Net proceeds after deducting underwriting discounts and commissions and offering expenses		185,994,000		170,486						1,577
Accrued offering costs			$ 1,478,000		$ 63			$ 0

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Interest Rate Swap	Jun. 30, 2012 Interest Rate Swap
Derivatives, Fair Value [Line Items]
Date of interest rate swap		Mar 15, 2012			May 15, 2012
Interest rate swaps to hedge against the effects of a change					1-Month LIBOR
Projected cash flow hedge				$ 401	$ 401
Unrealized losses on related to interest rate swap included in other comprehensive income		565		849
Unrealized gains or losses attributable to derivatives	$ 0		$ 0

Interest Rate Swap (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Total, Notional Amount	$ 263,431
Total, Fair Value	(565)
Notional Amount	263,431
Total designated as hedges, Fair Value	(565)
Effective Date	Mar 15, 2012
Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Notional Amount	201,731	[1]
Total designated as hedges, Fair Value	(478)	[1]
Date Opened	Mar 31, 2012	[1]
Effective Date	Mar 31, 2012	[1],[2]
Maturity	Mar 31, 2016	[1]
We Pay	0.63%	[1]
We Receive	1-Month LIBOR	[1]
Interest Rate Swap 2
Derivatives, Fair Value [Line Items]
Notional Amount	61,700	[1]
Total designated as hedges, Fair Value	$ (87)	[1]
Date Opened	May 30, 2012	[1]
Effective Date	May 30, 2012	[1],[2]
Maturity	May 30, 2016	[1]
We Pay	0.61%	[1]
We Receive	1-Month LIBOR	[1]

[1]	Projected net settlements for the next twelve months total approximately $401 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $849 and $565 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and six months ended June 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and six months ended June 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.
[2]	The effective date of the swap is the date from which monthly settlements begin to be computed.

Summarization of Use of Derivative (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Notional Balance	$ 263,431
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional Balance
Additions	300,082
Maturities
Terminations
Amortization	36,651
Notional Balance	$ 263,431

Calculation of interest income on notes receivable (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest Income And Other Income Net [Line Items]
Servicing fees collected	$ 23,040		$ 29,501
Subservicing fee payable to Ocwen	9,728		12,460
Net servicing fees retained by HLSS	13,312		17,041
Reduction in notes receivable - Rights to MSRs	2,732		3,516
Total	$ 10,580		$ 13,525

Components Of Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest Expense [Line Items]
Match funded liabilities	$ 2,913		$ 3,703
Amortization of debt issuance costs	1,814		2,271
Interest rate swaps	237		281
Interest expense	$ 4,964		$ 6,255

Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Effective income tax rate	1.30%	0.00%	1.30%	0.00%
Combined Federal State Tax Rate	38.00%	38.00%	38.00%	38.00%

Business Segment Reporting - Additional Information (Detail)	6 Months Ended
Jun. 30, 2012 Segment
Reportable business segment	1

Transactions with Ocwen Under the Purchase Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Servicing fees collected	$ 23,040		$ 29,501
Subservicing fee payable to Ocwen	9,728		12,460
Net servicing fees retained by HLSS	13,312		17,041
Reduction in notes receivable - Rights to MSRs	2,732		3,516
Total	10,580		13,525
Servicing advances purchased from Ocwen	$ 212,849		$ 308,738

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012		Jun. 30, 2012 Office		Dec. 31, 2011
Related Party Transaction [Line Items]
Service Fees as Per Services Agreement with Related Parties			$ 995,000
Professional services fee incurred	30,000		40,000
Number of sublease agreements			2
Offering costs					1,478,000
Due to affiliates					1,487,090
Ocwen
Related Party Transaction [Line Items]
Servicing fees not yet remitted	653,000	[1]	653,000	[1]
Servicing advances owed to Ocwen	3,440,000	[2]	3,440,000	[2]
Servicing advances owed to Ocwen	2,736,000	[3]	2,736,000	[3]
Initial term for administrative services			6 years
Additional markup on actual cost incurred			15.00%
Service Fees as Per Services Agreement with Related Parties	40,000		40,000
Professional services fee earned	744,000		995,000
Period to forward servicing fees collected on the Company's behalf by Ocwen			3 days
Offering costs					1,478,590
Due to affiliates					1,478,590
Altisource
Related Party Transaction [Line Items]
Initial term for administrative services			6 years
Additional markup on actual cost incurred	15.00%		15.00%
Service Fees as Per Services Agreement with Related Parties	177,000		231,000
Rental paid for office	20,000		27,000
Offering costs					8,500
Due to affiliates					$ 8,500

[1]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[2]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[3]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.

Receivable From and Payable to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Receivables from Ocwen	$ 2,260	[1]
Ocwen
Related Party Transaction [Line Items]
Servicing fees collected	653	[2]
Professional services	995	[3]
Purchase price settlement	369	[4]
Other	243
Subservicing fees payable	3,440	[5]
Professional services	40	[3]
Advance purchases	2,736	[6]
Other	96	[7]	1,478	[7]
Payables to Altisource	6,312		1,478
Altisource
Related Party Transaction [Line Items]
Payables to Altisource	$ 71		$ 9

[1]	See Note 13 for more information regarding our related party transactions.
[2]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[3]	The respective amounts are for professional services provided from March 2012 through June 2012.
[4]	The amount represents the post-closing adjustment for the purchase price paid in the Flow One Purchase, as further discussed in Note 2.
[5]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[6]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.
[7]	At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Jul. 31, 2011	Jun. 30, 2012
Subsequent Event [Line Items]
Dividends paid, cash	$ 1,420	$ 3,964
Cash dividend per share	$ 0.1
Declaration Date		Jul 9, 2012

Summary of Dividends Declared (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Dividend Declared 1
Subsequent Event [Line Items]
Record Date	Jul 31, 2012
Payment Date	Aug 10, 2012
Amount per Ordinary Share	$ 0.1
Dividend Declared 2
Subsequent Event [Line Items]
Record Date	Aug 31, 2012
Payment Date	Sep 10, 2012
Amount per Ordinary Share	$ 0.1
Dividend Declared 3
Subsequent Event [Line Items]
Record Date	Sep 28, 2012
Payment Date	Oct 10, 2012
Amount per Ordinary Share	$ 0.1

Equity - Additional Information (Detail) (USD $)	Jun. 30, 2012	Jan. 27, 2012	Dec. 31, 2011 Vote	Dec. 31, 2010
Equity [Line Items]
Common stock, shares issued	14,197,218		20,000	20,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Number of votes per shares			1
Common stock, shares authorized	200,000,000	200,000,000	5,000,000	5,000,000